ACQUISTITIONS AND INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISTITIONS AND INVESTMENTS
Acquisition of Assets from FLUX Photon Corporation
On September 7, 2021, we purchased all of the intellectual property assets of PSI’s affiliate, FLUX Photon Corporation (“FPC”), in exchange for performance-based cash payments equal to 20% of our future consolidated Net Cash Flow (as defined in the related Asset Purchase Agreement) up to $18,000,000. The acquired FPC intellectual property includes new approaches to carbon capture and utilization, atmospheric water harvesting, waste heat and energy recovery, industrial photosynthesis for mass scale decarbonization, and the sustainable production of very large agricultural outputs for fractional inputs. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, corresponding to a potential performance-based cash payment of $17,650,000 required under the Asset Purchase Agreement. The FPC intangible assets were valued at $9,771,750 at the acquisition date. We have not recorded the purchased assets or related contingent purchase consideration (other than the $350,000 down payment mentioned above), as we have determined the fair value of the intellectual property is not realizable in the foreseeable future, and the contingent purchase consideration is neither probable nor reasonably estimable. The FPC intangible assets will recognized as payments are made under the Asset Purchase Agreement or when payments become probable and reasonably estimable.
Acquisition of MANA Corporation
On July 23, 2021, we acquired 100% of the issued and outstanding equity and voting shares of MANA (“MANA”), an industrial hemp technology development, marketing, and management company, in exchange for 4,200,000 restricted shares of the our common stock with a fair value of $6,528,453 (See Note 15, Fair Value Measurements). Industrial hemp is a natural resource with numerous known applications, including food, feed, fuel, and fiber, and an array of emerging applications in batteries, bioplastics, and other renewable alternatives to fossil fuel derived products. We expect MANA to provide a suite of complementary technology, marketing and other management services, with a focus on acquiring and using pre-existing and new feedstock and offtake arrangements. Following the acquisition, Comstock transferred its ownership interests in LPB to MANA. The purchase consideration for MANA was based on part on MANA's contingent payment obligation equal to 20% of MANA's future Net Cash Flow (as defined in the related agreement) up to $8.6 million. We have not recorded the assumed contingent liability, as we have determined it is neither probable nor reasonably estimable.
The MANA purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Comstock shares of common stock issued (4,200,000 at $1.55 per share)	$6,528,453
Total fair value of consideration transferred	6,528,453

Recognized amounts of identifiable assets acquired and liabilities assumed:

Intangible assets - Customer agreements (Note 9)	$461,528
Deferred tax liability	(96,921)
Total identifiable net assets	364,607

Goodwill	$6,163,846
From the acquisition date through December 31, 2021, MANA recognized $100,000 of revenue and incurred a loss before deferred income tax benefit of $13,442,547 (including impairment of goodwill and intangible assets of $6,394,610 and a $6,300,000 decrease in the fair value of the LPB derivative asset). There are no nonrecurring pro forma adjustments directly attributable to the business combination other than the deferred tax benefit included in the reported pro forma earnings.
The pro forma financial information below represents the combined results of operations for the year ended December 31, 2021, as if the acquisition had occurred as of MANA’s February 16, 2021 date of incorporation, with pro forma amortization expense related to acquired intangible assets included from January 1, 2021. The unaudited pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the period presented nor indicative of future operating results.

(Unaudited)
December 31, 2021
Revenue	$862,165
Net loss	$(24,756,693)
Acquisition of Renewable Process Solutions, Inc.
On June 18, 2021, we acquired 100% of the issued and outstanding equity and voting shares of Comstock Engineering Corporation (F/K/A Renewable Process Solutions, Inc.), a process engineering and renewable technology development company, in exchange for 1,000,000 restricted shares of our common stock, with a fair value of $2,304,806. (See Note 15, Fair Value Measurements).
RPS was acquired to increase our core competencies in process engineering and renewable technology development necessary to facilitate the development and growth of our acquired companies and equity method investments.
The purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Comstock shares of common stock issued (1,000,000 at $2.30 per share)	$2,304,806
Total fair value of consideration transferred	2,304,806

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash and cash equivalents	24,385
Notes receivable, net	38,459
Prepaid expenses and other current assets	4,072
Intangible assets
License agreements	16,619
Customer agreements	122,885
Distribution agreements	19,733
Accounts payable	(33,882)
Deferred tax liability	(33,440)
Accrued expenses and other liabilities	(56,300)
Total identifiable net assets	102,531

Goodwill	$2,202,275
From the acquisition date through December 31, 2021, the Company's revenue and net income before deferred income tax benefit were $983,380 and $426,803, respectively. There are no nonrecurring pro forma adjustments directly attributable to the business combination other than the deferred income tax benefit included in the reported pro forma earnings.
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise from the acquisition of RPS. The goodwill is not deductible for tax purposes. All of the $2,202,275 goodwill was assigned to the Renewable Energy Products segment.
The pro forma financial information below represents the combined results of operations for the year ended December 31, 2021 and 2020 as if the acquisition had occurred at the beginning of the periods presented. The unaudited pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the periods presented nor indicative of future operating results.

	Unaudited	Unaudited
	December 31, 2021	December 31, 2020
Revenue	$983,380	$226,630
Net income (loss)	$(24,720,177)	$14,445,248
Investment in Quantum Generative Materials LLC
On June 24, 2021, we invested in the equity of GenMat, a developer of quantum computing technologies with the goal of accelerating material science discovery and development, and partnering in the commercialization of new quantum generated materials. GenMat is developing a proprietary quantum operating system to harness emerging quantum computing technologies and develop new materials for use in our strategically aligned fields of interest, including global mining, battery recycling, and carbon capture. We incurred $71,659 of legal expense in connection with the GenMat investment, which has been recorded to non-current investments on the consolidated balance sheets at December 31, 2021.
At closing, we received 465,000 membership units and committed $5,000,000 in cash and $10,000,000 in stock for a total of $15,000,000 for the initial seed investment and committed an additional $35,000,000 based upon GenMat’s realization of key development milestones, for up to 50% ownership of GenMat membership units. At December 31, 2021, we have paid $4,250,000 in cash toward the $5,000,000 in scheduled cash commitment, At closing, we issued 3,000,000 restricted shares of our common stock with a fair value of $10,530,000 toward the $10,000,000 required stock purchase price and recorded a $530,000 related derivative asset (see Note 14, Equity and Note 15, Fair Value Measurements). For the year ended December 31, 2021, the Company recorded $675,713 in equity loss from affiliates for the investment in GenMat.
At December 31, 2021, we hold 48.19% of GenMat membership units and 37.50% of voting membership units. We represent 50% of GenMat's governing body, through three of the six voting members of the management committee. Our chief executive officer is a member and chair of the GenMat management committee, along with our president and chief financial officer, and another company designee.
Investment in LP Biosciences LLC
On July 23, 2021, we executed a series of agreements with Lakeview Energy LLC (“Lakeview”) and its subsidiaries, including LP Nutrition LLC ("LPN"), pursuant to which we acquired 50% of the equity of Lakeview’s subsidiary, LPB, and agreed to provide the financing needed to retrofit LPB’s pre-existing industrial scale solvent extraction and valorization facility in Merrill, Iowa (“LPB Facility”), for the production of an array of wholesale products from up to 200,000 pounds per day of industrial hemp. The Company also purchased 500,000 Class A Units, representing 50% of the issued and outstanding voting equity of LP Biosciences LLC (“LPB”), from LPN, a subsidiary of Lakeview Energy LLC. In connection with the foregoing, the Company entered into a Note Purchase Agreement to purchase a secured note with a face value of $17,000,000 from LPB (the “LPB Note”) in exchange for a purchase price of $15,000,000 to fund the completion of the facility retrofit. The Company issued 3,500,000 restricted shares of its common stock with a fair value of $10,800,000, paid $1,076,258 in cash and agreed to pay an initial $1,500,000 in cash in connection with its foregoing equity purchase and financing commitments. The LPB Note was to mature on July 31, 2026, and the interest rate is 13.5% per annum. In connection with the LPB Note, LPB granted a leasehold security interest in the Facility to the Company, subject to a mortgage of approximately $4.6 million on the LPB Facility held by LPB’s landlord for the benefit of the landlord’s lender. The Company, LPN, and LPB simultaneously entered into a Partnership Interest Purchase Agreement and a Limited Liability Company Operating Agreement for LPB, pursuant to which, among other terms, LPB agreed to pay LPN the first $3,000,000 of cash proceeds received from the sale of the Company’s common stock, and a $5,000,000 preferred distribution at the same time and in the same proportion as principal prepayments on the LPB Note, with up to 20% of LPB’s after debt net cash flow commencing 20 days after LPB commences ordinary course operations.
The Company assigned its Class A Units in LPB to MANA upon completion of the LPB transaction. Subsequent to December 31, 2021, on February 28, 2022, the Company and Nutrition mutually agreed to terminate the LPB transaction documents. Upon termination, each of the parties were relieved of their respective rights, liabilities, expenses, and obligations. 3,500,000 restricted shares of the Company’s common stock were transferred back to the Company for cancellation upon receipt. In the first quarter of 2022, the Company incurred expenses of approximately $750,000 in connection with the termination of the transaction documents as of the filing date. As of December 31, 2021, the notes receivable, prepaid assets and other deposits associated with LP Biosciences of $1,076,258 were written off, including $500,000 of restricted cash held in escrow, which LPB had rights to under the termination agreement.
Investment in Mercury Clean Up LLC
On June 21, 2019, as amended July 3, 2019, April 10, 2020 and December 4, 2020, the Company entered into a Mercury Remediation Pilot, Investment and Joint Venture Agreement (the “MCU Agreement”) with MCU. Pursuant to the MCU Agreement, the Company committed $2.0 million of capital contributions that was payable in cash of $1.15 million and shares of the Company's common stock of $0.85 million, in exchange for 15% of the fully-diluted membership interest of MCU and the first right to participate in 50% of the equity of any future joint ventures formed with MCU (the “Joint Ventures”).
Upon successful proof of technical and commercial viability, the Company has the rights to coordinate an additional $3.0 million in financing for the Joint Ventures, and MCU would then contribute the 25-ton-per-hour system, based on an agreed upon capital plan (equipment and working capital uses) and a time-specific project schedule, including the timing of the capital needs. Completing $2.0 million of such financing entitles the Company to an additional 10% of the fully-diluted membership interests of MCU. The Company has made cash payments to MCU of $1,150,000 in cash and satisfying the required cash contribution.
The MCU Agreement contained a provision whereby the Company is required to issue additional shares of its common stock for the make whole difference between the value of the Company's common shares received by MCU and the required stock-based investment of $850,000. On July 18, 2019, the Company issued 900,000 shares of restricted common stock with a fair value of $751,050 to fund the MCU capital contribution. During April and May 2020, MCU sold the 900,000 common shares for net proceeds of $465,127, reducing the remaining make whole liability to $384,873. On May 15, 2020, the Company issued MCU an additional 625,000 shares of restricted common stock with a fair value of $314,687.
On December 4, 2020, the remaining common shares became transferable, and the parties agreed that the make-whole obligation had been satisfied. On that date, MCU and the Company agreed that MCU received consideration in excess of the required $2.0 million, and the Company became the fully vested owner of 15% of the fully-diluted membership interest of MCU and became entitled to 50% participation in the Joint Ventures. As of December 31, 2021, the total purchase price of $2.0 million, paid in cash and stock, is accounted for as Investment in Mercury Clean Up, LLC, a non-current asset on the consolidated balance sheets. The investment is accounted for under the equity method. The Company’s chief executive officer is a member of the board of MCU.
The December 4, 2020 third amendment to the MCU Agreement clarified the provision that when MCU sells its remaining 625,000 shares of the Company’s common stock, the Company is entitled to the portion of the proceeds that is in excess of its original required contribution.
During January and February 2021, MCU sold the 625,000 common shares for net proceeds of $1.1 million, resulting in a $0.8 million excess contribution, which was paid to us in February 2021 (see Note 15, Fair Value Measurements). For the year ended December 31, 2021 and 2020, respectively, the Company recorded $35,086 and $1,767 in equity loss from affiliates for the investment in MCU.
Investment in MCU Philippines, Inc.
On April 10, 2020, the Company entered into a second amendment of the MCU Agreement, wherein MCU and the Company have identified an opportunity to remediate mercury in the Philippines, specifically in the province of Davao d' Oro (the “Philippine Opportunity”). In July 2020, MCU formed MCU-P to engage in the Philippine Opportunity. The Company’s chief executive officer is a director of MCU-P.
On December 4, 2020, the Company became fully entitled to 50% participation in the Joint Ventures and was issued 50% of the common stock of MCU-P.
During 2020, the Company made cash loans of $1,180,000, in the form of senior secured interest free loans, and committed up to another $1.8 million in secured loans. When the Company's loans to MCU-P reach $2.0 million, the Company will receive an additional 10% membership interest in MCU. The loans are secured by all equipment owned by MCU-P.
Prior to December 4, 2020, the Company considered these advances to be a receivable. Based on the third amendment to the MCU agreement on December 4, 2020, the Company was granted 50% participation in the Joint Ventures, including 50% of the common stock of MCU-P. On that date, the advances were recognized as a non-interest bearing note receivable due December 31, 2024. At December 4, 2020 the fair value of the note receivable from MCU-P, based on the discounted present value of future payments, was $755,866, which was comprised of the $1,080,000 face amount less implied interest of $324,134, and was recognized as consideration for the Company's December 4, 2020 investment in MCU-P. The discounted present value is based on the alternative borrowing cost of MCU-P, considering market data for companies with comparable credit ratings. As of December 31, 2020, the net balance of the note receivable was $860,940.
As of December 31, 2021, the MCU-P investment of $499,269 is accounted for as investment in MCU Philippines, Inc, a non-current asset on the consolidated balance sheets. The investment is accounted for under the equity method.
At December 31, 2020, the net balance of the note receivable was $860,940. On March 5, 2021, we loaned an additional $820,000 to MCU-P, increasing the face value of the non-interest-bearing note receivable to $2,000,000. Implied interest of $189,337 for the additional loan increased the value of our investment in MCU-P. The discounted present value was calculated using a rate of 7.1%, which was based on the alternative borrowing cost of MCU-P, considering market data for companies with comparable credit ratings. The additional loan amount resulted in our ownership interest in MCU increasing from 15% to 25%. At December 31, 2021, the net balance of the note receivable is $1,598,841 which is recorded on the consolidated balance sheets in notes receivable and advances, net. For the years ended December 31, 2021 and 2020, we recognized implied interest income of $107,239 and $5,074, respectively. The note receivable matures on December 31, 2024. For the year ended December 31, 2021 and 2020, respectively, the Company recorded $13,838 and $364 in equity loss from affiliates for the investment in MCU-P.
Investment in Sierra Springs Opportunity Fund, Inc.
During 2019, the Company invested $335,000 into a qualified opportunity zone fund, Sierra Springs Opportunity Fund ("SSOF") which owns Sierra Springs Enterprises, Inc. ("SSE"), a qualified opportunity zone business. We expect to own 9% of SSOF upon issuance by SSOF of all 75 million authorized shares to investors. At December 31, 2021, our $335,000 investment in SSOF and 6,700,000 voting shares represent 12% of total as converted SSOF common shares .
The SSOF investment is accounted for at cost less impairment because there is no ready market for the investment units and is recorded to non-current investments on the consolidated balance sheets. Management identified no events or changes in circumstances that might have had a significant adverse effect on the carrying value of the investment. Management concluded it was impractical to estimate fair value due to the early stages of the fund and the absence of a public market for its stock.
The Company additionally provided SSOF with a total of $4,935,000 (“SSOF Advances”), including $3,285,000 and $1,650,000 provided during the years ended December 31, 2021, and 2020, respectively to be used by SSOF for deposits and payments on land and other facilities related to investments in qualified businesses in the opportunity zone. The advances are non-interest-bearing and are expected to be repaid on or before the sale of our Silver Springs Properties to SSE during the first half of 2022 ( see Note 4, Assets Held for Sale). The $4,935,000 of advances are recorded on the consolidated balance sheets at December 31, 2021 in notes receivable and advances, net.
The Company’s executive chairman and chief executive officer co-founded SSOF and SSE, and serves as the chief executive officer of SSOF and as an executive of SSE along with a diverse team of qualified financial, capital markets, real estate and operational professionals that together govern, lead and manage SSOF and SSE. The $450,000 investment and 9,000,000 voting shares of our CEO and two of our directors represent 16.4% of total as converted SSOF common shares. The Company's executive chairman and chief executive officer has not received compensation of any kind from either SSOF or SSE.
ACQUISITIONS AND INVESTMENTS
Acquisition of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation)
On September 7, 2021, we acquired 100% of the issued and outstanding voting equity of Comstock Innovations Corporation (“Comstock Innovations”), in exchange for 8,500,000 restricted shares of our common stock with a fair value of $14,952,806.
The Comstock Innovations acquisition brings an array of patented, patent-pending and proprietary process technologies that were designed to convert low cost, ubiquitous woody biomass feedstocks into renewable fuels and other carbon neutral alternatives for fossil fuel derivatives. Comstock Innovations operates a commercial pilot cellulosic fuel facility that converts woody biomass into cellulosic ethanol and co-product precursors for renewable diesel and other carbon neutral alternatives to fossil fuels.
In connection with the Comstock Innovations closing, the Company agreed to appoint a designee of one of the former shareholders of Comstock Innovations, Triple Point Asset Management LLC (“TPAM”), to the Company’s board of directors and as Comstock’s president and chief financial officer, and agreed to appoint a designee of another one of the former shareholders of Comstock Innovations, Global Catalytic Disruptor Fund LLC (“GCDF”), to serve as Comstock’s chief technology officer. TPAM’s appointee is Kevin Kreisler, the beneficial owner and sole manager, executive officer and director of TPAM. GCDF’s appointee is David Winsness, the beneficial owner and sole manager, executive officer and director of GCDF.
For the three months ended March 31, 2022, Comstock Innovations recognized no revenue and incurred a loss of $1,324,467.
The pro forma financial information below represents the combined results of operations for the three months ended March 31, 2021 as if the acquisition had occurred as of Comstock Innovations' date of incorporation of March 1, 2021, with pro forma amortization expense related to acquired intangible assets included from January 1, 2021. The pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the period presented nor indicative of future operating results.

March 31, 2021
Revenue	$48,500
Net income (loss)	8,129,285
Acquisition of Assets from FLUX Photon Corporation
On September 7, 2021, we purchased all of the intellectual property assets of Comstock Innovations’s affiliate, FLUX Photon Corporation (“FPC”), in exchange for performance-based cash payments equal to 20% of our future consolidated Net Cash Flow (as defined in the related Asset Purchase Agreement) up to $18,000,000. The acquired FPC intellectual property includes new approaches to carbon capture and utilization, atmospheric water harvesting, waste heat and energy recovery, industrial photosynthesis for mass scale decarbonization, and the sustainable production of very large agricultural outputs. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, thereby decreasing the potential performance-based cash payment to $17,650,000. We have not recorded the purchased assets or related contingent purchase consideration (other than the $350,000 down payment mentioned above), as we have determined the fair value of the intellectual property is not realizable in the foreseeable future, and the contingent purchase consideration is neither probable nor reasonably estimable. The FPC intangible assets will recognized as payments are made under the Asset Purchase Agreement or when payments become probable and reasonably estimable. Based on historical and continuing losses and no current evidence the value of the asset would be recoverable through the use FPC's research activities, the intangible asset was deemed unrecoverable as of March 31, 2022 and was fully impaired. We recognized an impairment loss of $338,034 (net of accumulated amortization) in impairment of investments and intangible assets in the statement of operations during the three months ended March 31, 2022 in the renewable energy products segment.
Acquisition of MANA Corporation
On July 23, 2021, we acquired 100% of the issued and outstanding equity and voting shares of MANA (“MANA”), an industrial hemp technology development, marketing, and management company, in exchange for 4,200,000 restricted shares of our common stock with a fair value of $6,528,453.
For the three months ended March 31, 2022, MANA recognized no revenue and net income of $252,000.
The pro forma financial information below represents the combined results of operations for the three months ended March 31, 2021, as if the acquisition had occurred as of MANA’s February 16, 2021 date of incorporation, with pro forma amortization expense related to acquired intangible assets included from January 1, 2021. The pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the period presented nor indicative of future operating results.

March 31, 2021
Revenue	$48,500
Net loss	$8,111,310
Acquisition of Assets in LINICO Corporation
On February 15, 2021, the Company, Aqua Metals, Inc. (“AQMS”) and LINICO entered into a Series A Preferred Stock Purchase Agreement (“February Agreement”). The chief financial officer of AQMS is also a member of the Company’s board of directors.
Pursuant to the February Agreement, we purchased 6,250 shares of LINICO Series A 8% Convertible Preferred Stock (“Series A Preferred”) and issued 3,000,000 shares of our restricted common stock with a fair value of $6,750,000 in payment of the purchase price; $6,250,000 of which was in connection with our investment and $500,000 of which was recognized as a related derivative asset. The Series A Preferred has a conversion price of $1.25 per share of LINICO common stock. Following the purchase of the Series A Preferred, we owned 45.45% of LINICO in substance common shares and 48.78% of voting shares. Our chief executive officer is a member and Chairman of the LINICO board of directors.
On December 30, 2021, the Company entered into an agreement to acquire 3,129,081 LINICO common shares from its former chief executive officer and director equating to 90% ownership. The former chief executive officer resigned from LINICO as a member of its board of directors and in all other capacities, effective as of such date. In connection with the acquisition of such LINICO shares, the Company issued 3,500,000 common shares of the Company (“Comstock Shares”) to the former chief executive officer. If and to the extent that the sale of the Comstock shares results in net proceeds greater than $7,258,162, then the former chief executive officer is required to pay all of such excess proceeds to the Company. If and to the extent that the sale of the Comstock Shares results in net proceeds less than $7,258,162, then the Company is required to pay cash to the former chief executive officer equal to such shortfall. The Company retained the right to purchase the Comstock Shares from the former chief executive officer for the purchase price of $7,258,162 less the amount of cash proceeds received by the former chief executive officer from any previous sale of the Comstock Shares by the former chief executive officer, at any time during or prior to his sale of the Comstock shares. At December 31, 2021, we owned 90% of LINICO's issued and outstanding equity and the remaining 10% was owned by AQMS.
During the three months ended March 31, 2022, the Company and AQMS made additional investments in LINICO of $1,140,000 and $500,000, respectively. As a result, as of March 31, 2022, we own 88.35% of LINICO's issued and outstanding equity and the remaining 11.65% is owned by Aqua Metals Inc. (“AQMS”).
Acquisition of Renewable Process Solutions, Inc.
On June 18, 2021, we acquired 100% of the issued and outstanding equity and voting shares of Comstock Engineering Corporation ("Comstock Engineering"), a process engineering and renewable technology development company, in exchange for 1,000,000 restricted shares of our common stock, with a fair value of $2,304,806.
For the three months ended March 31, 2022, Comstock Engineering recognized no revenue and net loss of $64,659.
The pro forma financial information below represents the combined results of operations for the three months ended March 31, 2021 as if the acquisition had occurred at the beginning of the periods presented. The pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the periods presented nor indicative of future operating results.

March 31, 2021
Revenue	$48,500
Net income (loss)	$8,076,141
Summary of Noncurrent Investments
Our investments are accounted for under the equity method, with one investment accounted for at cost less impairment.
At March 31, 2022 and December 31, 2021, our non-current investments include:

	March 31, 2022		December 31, 2021
	Investment	Ownership %	Investment	Ownership %
LP Biosciences LLC	$—	—%	$4,227,587	48.19%
Quantum Generative Materials LLC	13,440,541	48.19%	13,645,946	48.19%
Green Li-ion	4,517,710	20.22%	4,577,000	20.22%
Mercury Clean Up, LLC	—	25.00%	1,975,026	25.00%
MCU Philippines, Inc.	—	50.00%	499,269	50.00%
Pelen Limited Liability Company	607,805	25.00%	591,051	25.00%
Total equity method investments	18,566,056		25,515,879
Sierra Springs Opportunity Fund, Inc., at cost	335,000		335,000
Total Investments	$18,901,056		$25,850,879
Summary financial information for affiliated companies (20% to 50%-owned) accounted for by the equity method is as follows:

	2022*	2021
Current assets	$8,897,693	$8,218,932
Non-current assets	13,873,703	11,585,338
Current liabilities	2,530,296	3,101,523
Non-current liabilities	2,000,000	2,000,000

	Three Months Ended	Three Months Ended
	March 31, 2022	March 31, 2021
Revenues	89,714	19,700
Gross Profit	76,892	19,700

Net income (loss) and net income (loss) attributable to the entity	$(901,502)	$(354,852)
_________________
*Information presented as of December 31, 2021 and September 30, 2021, and for the three months ended December 31, 2021 and 2020, respectively. All equity method investments are accounted for on a one-quarter lag.
The excess of our investment values over the net assets of the individual investees is primarily comprised of goodwill. We periodically assess the net assets of our equity method investees and confirm there are no other assets that may require adjustments. Significant amounts due to and from equity method investees included in the summarized financial information include the aggregate value of the Company's common stock in the table above held by investees and make-whole derivatives of $10 million and $8 million, which is included in non-current assets as of March 31, 2022 and December 31, 2021 in the table above, respectively, and long-term debt due to the Company of $2 million, which is included in non-current liabilities as of both March 31, 2022 and December 31, 2021.
Investment in Quantum Generative Materials LLC
On June 24, 2021, we invested in the equity of GenMat, a developer of quantum computing technologies with the goal of accelerating material science discovery and development and partnering in the commercialization of new quantum generated materials. GenMat is developing a proprietary quantum operating system to harness emerging quantum computing technologies and develop new materials for use in our strategically aligned fields of interest, including global mining, battery recycling, and carbon capture.
At closing, we received 465,000 membership units and committed $5,000,000 in cash and $10,000,000 in stock for a total of $15,000,000 for the initial seed investment and committed an additional $35,000,000 based upon GenMat’s realization of key development milestones, for up to 50% ownership of GenMat membership units. In 2021, we paid $4,250,000 in cash toward the $5,000,000 in scheduled cash commitment. At closing, we issued 3,000,000 restricted shares of our common stock with a fair value of $10,530,000 toward the $10,000,000 required stock purchase price and recorded a $530,000 related derivative asset. For the three months ended March 31, 2022, the Company recorded $205,405 in equity loss from affiliates for the investment in GenMat.
Investment in LP Biosciences LLC
On February 28, 2022, the Company and the other parties to the LP Biosciences LLC ("LPB") transactions mutually agreed to terminate the transaction documents. Upon termination of the transactions, each of the parties were relieved of their respective rights, liabilities, expenses, and obligations under the transactions except for payment obligations under the termination agreement and tax obligations in respect of their ownership of LPB through the date of termination. In connection with the termination, 3,500,000 restricted shares of the Company’s common stock were transferred back to the Company for cancellation upon receipt. The carrying value of our investment as of the settlement date was $4,173,000, after an impairment loss of $54,587, and the derivative asset was valued at $937,000, a total combined value of $5,110,000, which was recorded directly to additional paid-in capital in the statement of equity. No gain or loss between the recorded amount at the disposition date and the original value recorded to equity in the July 2021 acquisition of $10,812,669 was recognized.
The Company incurred additional expenses of approximately $250,000 in connection with the termination of the transaction, which was recorded as other expense in the statement of operations for the three months ended March 31, 2022.
As of December 31, 2021, the notes receivable, prepaid assets and other deposits associated with LP Biosciences of $1,076,258 were written off, including $500,000 of restricted cash held in escrow, which LPB had rights to under the termination agreement
Investment in Green Li-ion Pte, Ltd.
As part of our acquisition of the LINICO assets on December 30, 2021, we acquired 20.22% of Green Li-ion Pte, Ltd., a Singaporean company ("Green Li-ion"). Prior to acquisition, LINICO purchased the investment and secured the rights to purchase Green Li-ion’s patented process equipment, with exclusive rights for the U.S. market, enabling the future production of 99.9% pure lithium-ion cathodes. The Green Li-ion technology is complementary to LINICO’s technology, which takes battery to black mass and extracts lithium from the black mass. The investment had a fair value of $4,577,000 at acquisition and is accounted for under the equity method. For the three months ended March 31, 2022, we recognized $59,290 in equity loss from affiliates for the investment in Green Li-ion.
Transactions Involving Comstock Minerals, Sale of Comstock Mining LLC
On January 24, 2019, the Company entered into a membership interest purchase agreement, as amended and restated on September 8, 2020, to sell its interests in Comstock Mining LLC, a wholly-owned subsidiary with sole net assets of the Lucerne properties and related permits (“Comstock Lucerne”), to Tonogold Resources, Inc. ("Tonogold"). The transfer of 100% ownership of Comstock Mining LLC to Tonogold was completed in September 2020.
There were three agreements between the Company and Tonogold associated with the September 2020 sale of the membership interests of Comstock Mining LLC: the Membership Interest Purchase Agreement, the Mineral Exploration and Mining Lease, and a Lease Option Agreement for our American Flat processing facility. Under the two agreements, Tonogold was required to reimburse certain payments made by Comstock including but not limited to all costs associated with owning certain properties, and certain option, interest expense and lease payments.
We agreed to receive a portion of the purchase price through a note receivable issued by Tonogold in the principal amount of $4,475,000 in September 2020 (the "Tono Note"), which increased to $5,550,000 in March 2021 and to $6,650,000 in June 2021. The Tono Note bore interest at the rate of 12% per annum, payable monthly in arrears, and default interest at the rate of 18% per annum. Tonogold was in default for nonpayment of its interest and reimbursement obligations beginning on September 1, 2021. The Tono Note had a maturity date of March 31, 2022.
On March 26, 2022, we entered into an Option Agreement with Tonogold, as modified on March 31, 2022 (the "Option Agreement") whereby we agreed to extinguish the note in exchange for the membership interests of Comstock Mining LLC. The agreement also provided Tonogold an option to repurchase the Comstock Mining LLC membership interests by December 31, 2022 for $7,750,000 in exchange for an option payment of $750,000, extendable to July 1, 2023 with payment of an extension fee of $500,000 before December 31, 2022. Further, the agreement required payment of $250,000 toward the outstanding accrued interest and reimbursements due, which were not extinguished.
To maintain the option, Tonogold agreed to continue to reimburse all costs associated with owning the properties, and certain option, interest expense and lease payments.
The acquisition of the membership interests was accounted for as an asset acquisition as of March 31, 2022. The face value of the note at maturity of $6,650,000 approximated its fair value, and this amount plus acquisition costs of approximately $2,300 were netted with the $750,000 option payment received from Tonogold and applied to the net assets acquired as follows:

Fair value of consideration transferred:
Tonogold note receivable	$6,650,000
Direct costs of acquisition	2,306
Less option payment received from Tonogold	(750,000)
Total fair value of consideration	5,902,306

Recognized amounts of identifiable assets acquired and liabilities assumed:
Mineral properties	6,844,474
Asset retirement obligation	(942,168)
Total identifiable net assets	$5,902,306
Investment in Mercury Clean Up LLC
On June 21, 2019, as amended July 3, 2019, April 10, 2020 and December 4, 2020, the Company entered into a Mercury Remediation Pilot, Investment and Joint Venture Agreement (the “MCU Agreement”) with MCU. Pursuant to the MCU Agreement, the Company committed $2.0 million of capital contributions that was payable in cash of $1.15 million and shares of the Company's common stock with a value of $0.85 million, in exchange for 15% of the fully-diluted membership interest of MCU and the first right to participate in 50% of the equity of any future joint ventures formed with MCU (the “Joint Ventures”).
For the three months ended March 31, 2022 and 2021, respectively, the Company recorded $14,578 in equity loss and $1,193 in equity income from affiliates for the investment in MCU. Based on recent findings related to MCU-P operations, the lack of a known, cash-generating alternative operating site, and the costs associated with relocating and deploying to a new site, there is no known reasonable possibility of future cash flows from MCU and we no longer expect to recover the investment. During the three months ended March 31, 2022, the investment of $1,960,448 in Mercury Clean Up LLC was deemed unrecoverable and was fully impaired.
Investment in MCU Philippines, Inc.
On April 10, 2020, the Company entered into a second amendment of the MCU Agreement, wherein MCU and the Company have identified an opportunity to remediate mercury in the Philippines, specifically in the province of Davao d' Oro (the “Philippine Opportunity”). In July 2020, MCU formed MCU-P to engage in the Philippine Opportunity. The Company’s chief executive officer is a director of MCU-P.
At December 31, 2021, the net balance of the note receivable was $2,000,000. For the three months ended March 31, 2022 and 2021, we recognized implied interest income of $30,072 and $20,267, respectively.
For the three months ended March 31, 2022 and 2021, respectively, the Company recorded $4,385 and $23,940 in equity loss from affiliates for the investment in MCU-P.
MCU-P identified an opportunity to remediate mercury in the Philippines in July 2020. All permits were in place at the end of 2020 and operations commenced at the lower end of the river, where no meaningful amounts of mercury-gold amalgam were found. The operations moved up river in 2022, where more mercury-gold amalgam was understood to exist. After three months of sampling, management determined there are insufficient gold grades to produce cash flows sufficient to recover its investment and notes receivable from MCU-P. During the three months ended March 31, 2022, the investment of $494,884 and notes receivable of $1,628,913 to MCU-P were both deemed unrecoverable and fully impaired.
Investment in Sierra Springs Opportunity Fund, Inc.
During 2019, the Company invested $335,000 into a qualified opportunity zone fund, Sierra Springs Opportunity Fund ("SSOF") which owns Sierra Springs Enterprises, Inc. ("SSE"), a qualified opportunity zone business. We expect to own 9% of SSOF upon issuance by SSOF of all 75 million authorized shares to investors. At March 31, 2022, our $335,000 investment in SSOF and 6,700,000 voting shares represent 11.72% of total as converted SSOF common shares.	ACQUISITIONS AND INVESTMENTS
Acquisition of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation)
On September 7, 2021, we acquired 100% of the issued and outstanding equity and voting shares of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation) (“Comstock Innovations”), in exchange for 8,500,000 restricted shares of our common stock with a fair value of $14,952,806 (see Note 15, Fair Values Measurements). We incurred $28,825 of legal expense in connection with the acquisition, that has been recognized as selling, general and administrative expense on the consolidated statements of operations for the year ended December 31, 2021.
The PSI acquisition brings an array of patented, patent-pending and proprietary process technologies that were designed to convert low cost, ubiquitous woody biomass feedstocks into renewable fuels and other carbon neutral alternatives for fossil fuel derivatives. Comstock Innovations operates a commercial pilot cellulosic fuel facility that converts woody biomass into cellulosic ethanol and co-product precursors for renewable diesel and other carbon neutral alternatives to fossil fuels.
In connection with the Comstock Innovations closing, the Company agreed to appoint a designee of one of the former shareholders of Comstock Innovations, Triple Point Asset Management LLC (“TPAM”), to the Company’s board of directors and as Comstock’s president and chief financial officer, and agreed to appoint a designee of another one of the former shareholders of Comstock Innovations, Global Catalytic Disruptor Fund LLC (“GCDF”), to serve as Comstock’s chief technology officer. TPAM’s appointee is Kevin Kreisler, the beneficial owner and sole manager, executive officer and director of TPAM. GCDF’s appointee is David Winsness, the beneficial owner and sole manager, executive officer and director of GCDF.
The Comstock Innovations purchase price consideration and provisional allocation to net assets acquired is presented below:

Fair value of consideration transferred:
Comstock shares of common stock issued (8,500,000 at $1.76 per share)	$14,952,806
Loans to Plain Sight Innovations LLC prior to acquisition	1,423,328
Total fair value of consideration transferred	16,376,134

Recognized amounts of identifiable assets acquired
Cash and cash equivalents	$100,147
Intangible assets - Intellectual property
Developed technologies	6,579,400
License agreements	494,133
Deferred tax liability	(1,383,942)
Total identifiable assets	5,789,738

Goodwill	$10,586,396
The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise from the acquisition of PSI. The goodwill is not deductible for tax purposes. All of the $10,586,396 goodwill was assigned to the Renewable Energy Products segment.
From the acquisition date through December 31, 2021, Comstock Innovations recognized no revenue and incurred a loss before deferred income tax benefit of $1,303,969. There are no nonrecurring pro forma adjustments directly attributable to the business combination other than the deferred tax benefit included in the reported pro forma earnings.
The pro forma financial information below represents the combined results of operations for the year ended December 31, 2021 as if the acquisition had occurred as of Comstock Innovations' March 1, 2021 date of incorporation, with pro forma amortization expense related to acquired intangible assets included from January 1, 2021. The unaudited pro forma financial information is presented for informational purposes only and is neither indicative of the results of operations that would have occurred if the acquisition had taken place at the beginning of the period presented nor indicative of future operating results.

(Unaudited)
December 31, 2021
Revenue	$868,165
Net loss	$(25,777,145)
Acquisition of Assets in LINICO Corporation
On February 15, 2021, the Company, Aqua Metals, Inc. (“AQMS”) and LINICO entered into a Series A Preferred Stock Purchase Agreement (“February Agreement”). Judd Merrill, a member of the Company’s board of directors, is the chief financial officer of AQMS.
Pursuant to the February Agreement, we purchased 6,250 shares of LINICO Series A 8% Convertible Preferred Stock (“Series A Preferred”) and issued 3,000,000 shares of our restricted common stock with a fair value of $6,750,000 in payment of the purchase price; $6,250,000 of which was in connection with our investment and
$500,000 of which was recognized as a related derivative asset (see Note 15, Fair Value Measurements). The Series A Preferred has a conversion price of $1.25 per share of LINICO common stock. Following the purchase of the Series A Preferred, we owned 45.45% of LINICO in substance common shares and 48.78% of voting shares. Our chief executive officer is a member and Chairman of the LINICO board of directors.
Under the February Agreement, we also agreed to make $4,500,000 in cash payments to LINICO (“Cash Commitment”), payable in a series of installments between February 26, 2021 and December 31, 2021. At December 30, 2021, $4,500,000 had been paid, and recorded as adjustment to the derivative asset related to LINICO on the consolidated balance sheets. We incurred $70,273 of legal expense in connection with the LINICO investment and recognized $1,282,336 in equity loss from affiliates for our investment in LINICO prior to December 30, 2021.
On December 30, 2021, the Company entered into an agreement to acquire 3,129,081 LINICO common shares from its former chief executive officer and director equating to 90% ownership. The former chief executive officer resigned from LINICO as a member of its board of directors and in all other capacities, effective as of such date. In connection with the acquisition of such LINICO shares, the Company issued 3,500,000 common shares of the Company (“Comstock Shares”) to the former chief executive officer. If and to the extent that the sale of the Comstock shares results in net proceeds greater than $7,258,162, then the former chief executive officer is required to pay all of such excess proceeds to the Company. If and to the extent that the sale of the Comstock Shares results in net proceeds less than $7,258,162, then the Company is required to pay cash to the former chief executive officer equal to such shortfall. The Company retained the right to purchase the Comstock Shares from the former chief executive officer for the purchase price of $7,258,162 less the amount of cash proceeds received by the former chief executive officer from any previous sale of the Comstock Shares by the former chief executive officer, at any time during or prior to his sale of the Comstock shares. At December 30, 2021, we owned 90% of LINICO's issued and outstanding equity and the remaining 10% was owned by Aqua Metals Inc. (“AQMS”). The fair value of the 1,700,000 shares held by AQMS at the date of acquisitions was $3,400,000, which was calculated at $2.00 per share.
The LINICO purchase price consideration and provisional allocation to net assets acquired is presented below:
Transactions Involving Comstock Minerals, Sale of Comstock Mining LLC
On January 24, 2019, the Company entered into a membership interest purchase agreement, as amended and restated on September 8, 2020, to sell its interests in Comstock Mining LLC, a wholly-owned subsidiary with sole net assets of the Lucerne properties and related permits (“Comstock Lucerne”), to Tonogold Resources, Inc. ("Tonogold"). The Convertible Preferred Stock ("CPS") became convertible into Tonogold common shares commencing May 22, 2020, at a rate equal to the lower of (1) $0.18 cents per share, or (2) 85% of the 20-day volume weighted average closing price of Tonogold common shares. Tonogold could redeem the CPS prior to conversion, at a redemption price 120% of the face value of the CPS.
On November 18, 2019, 50% of Comstock Lucerne was transferred to Tonogold. The remaining 50% was transferred on September 8, 2020. The Company retained all management control and authority over Comstock Lucerne until Tonogold's membership interests totaled 100%. Accordingly, Tonogold’s membership interests in Comstock Mining LLC were accounted for as a noncontrolling interest in the Company’s Consolidated Financial Statements through September 8, 2020.
On September 8, 2020, the remaining membership interests of Comstock Mining LLC were purchased by Tonogold.
There are two agreements between the Company and Tonogold associated with the September 2020 sale of the membership interests of Comstock Mining LLC: the Membership Interest Purchase Agreement, the Mineral Exploration and Mining Lease, and a Lease Option Agreement for our American Flat processing facility.
Under the two agreements, Tonogold is required to reimburse certain payments made by Comstock including but not limited to all costs associated with owning certain properties, and certain option, interest expense and lease payments.
On March 3, 2021, we made a $812,500 accelerated payment to Northern Comstock pursuant to the Northern Comstock operating agreement. Primarily as a result of the Northern Comstock accelerated payment, the Tono Note was amended in March 2021, which included adding $812,500 for Tonogold’s Northern Comstock accelerated payment reimbursement obligation and an amendment fee of $262,500 to the principal amount of the Tono Note, increasing the principal amount to $5,550,000.
The Note was further amended in June 2021, to add $1.0 million for certain Tonogold, Northern Comstock and other reimbursement obligations and an amendment fee of $100,000 which were added to the principal amount of the Tono Note, increasing the principal amount to $6,650,000 and extending the maturity date to March 31, 2022. A total of $362,500 of amendment fees were recognized as other income in 2021.
The fair value of the consideration delivered by Tonogold in 2019 and 2020 for the membership interests in Comstock Lucerne was $18.8 million, and included cash, CPS, and the Tono Note. The Company's gain on the sale was $18.3 million, recorded during the year ended December 31, 2020 in the consolidated statements of operations. The total consideration received by the Company from Tonogold under the Lucerne Purchase Agreement is summarized in the following table:

Fair Value
Cash	$7,065,000
Non-cash items, fair value on date received
CPS	7,607,263
Tono Note	6,141,497
Contingent forward asset, fair value on settlement date	(1,998,832)
Total consideration	18,814,928
Net carrying value of Comstock Lucerne	(539,082)
Net gain on sale	$18,275,846
During 2020, Comstock Lucerne was deconsolidated as a result of completing the sale of the 100% membership interest, which resulted in a decrease in additional paid in capital of $20,499,141 and elimination of the non-controlling interest of $313,854.
The Company recognized a loss on the change in fair value of the CPS of $2,544,000 during the year ended December 31, 2020. During 2020, the Company elected to convert a portion of the CPS with a face value of $3.9 million at $0.18 per common share, for a total of 21.8 million Tonogold common shares. On October 2, 2020, Tonogold redeemed a $2.2 million portion of the CPS for $2.6 million in cash, representing 120% of face value. During the year ended December 31, 2020, the Company sold approximately 5.3 million Tonogold common shares at an average price of $0.3957 per share for gross proceeds of $2,944,929. During the year ended December 31,
2021, the Company sold approximately 4.3 million Tonogold common shares at an average price of $0.1865 per share for gross proceeds of $798,313.
The Tono Note had an outstanding principal balance of $6,650,000 and $4,475,000 at December 31, 2021 and 2020, respectively. The Tono Note bears interests 12% per annum, payable monthly in arrears, and matures on March 31, 2022, unless extended by the Company (see Note 15, Fair Value Measurements). The fair value of the Tono Note on December 31, 2021 and December 31, 2020 was $7,255,000 and $5,498,500, respectively. During the years ended December 31, 2021 and 2020, the Company recognized a loss on the change in fair value of the Tono Note of $418,500 and $642,997, respectively. As of the amendment date in March 2020, the Company concluded the Tono Note contained a contingent forward for the Company’s right to sell its membership interests in Comstock Lucerne to Tonogold at a future date in exchange for cash consideration or common stock of Tonogold if certain options were elected (the “Contingent Forward”). The Company identified the Contingent Forward as a derivative which was adjusted to fair value at the end of each reporting period. On March 20, 2020, the Company recorded the $1,232,952 initial fair value of the Contingent Forward asset in additional paid in capital on the consolidated balance sheets as Tonogold, a related party at the time, owned 50% of the membership interests of Comstock Lucerne. The fair value of the Contingent Forward asset on September 8, 2020 was $1,998,832 and was an offset against the consideration received for the sale of Comstock Lucerne recorded on that date. Upon closing of the Lucerne Purchase Agreement, the contingencies were eliminated. During the year ended December 31, 2020, the Company recognized a gain for the change in fair value of the Contingent Forward of $765,880 (see Note 15, Fair Value Measurements). At December 31, 2021, the Company was in direct and continuing discussions with Tonogold management with the intention of exchanging the Note for Comstock Lucerne plus an option for Tonogold to acquire Comstock Lucerne in the future (see Note 22, Subsequent Events).